------------------------------------

                          THE o BJURMAN, BARRY o FUNDS
                      ------------------------------------
                                     [LOGO]

                                 Bjurman, Barry
                              Micro-Cap Growth Fund
                             Bjurman, Barry All Cap
                                   Growth Fund
                                   -----------

                               Semi-Annual Report

                               September 30, 2002
                                   (Unaudited)

                      ------------------------------------

                      ------------------------------------

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace

INVESTMENT ADVISER
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
----------------------------------------
Letter to Shareholders .............   1
Statements of Assets and Liabilities   2
Statements of Operations ...........   3
Statements of Changes in Net Assets    4
Financial Highlights ...............   5
Portfolio of Investments ...........   7
Notes to Financial Statements ......  14
----------------------------------------
 For Additional Information and a free
     prospectus about The Bjurman,
           Barry Funds call:
             (800) 227-7264

   or visit The Bjurman, Barry Funds'
       website on the Internet at
          www.bjurmanbarry.com

This  report is  submitted  for  general
information of the  shareholders  of the
Funds.   It  is   not   authorized   for
distribution to prospective investors in
the Funds unless preceded or accompanied
by   an   effective   Prospectus   which
includes details regarding the Funds objective, policies, expenses and other information.

                       FORM IFS-134-0205

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

To Our Shareholders:

During the six months ended September 30, 2002, the Bjurman, Barry Micro-Cap Growth Fund had a return of -21.40%, versus -33.84% for the Russell 2000 Growth Index, the Fund's benchmark, and -27.96% for the Russell 2000 Index. The Bjurman, Barry All Cap Growth Fund had a return of -25.08% versus a -32.30% for the Russell MidCap Growth Index, the Fund's benchmark, and a -29.30% for the S&P 500, for the same period.

The last six months were marked by slow U.S. economic growth, highly publicized misconduct by a few heads of major corporations and fear of a confrontation with Iraq. The above factors led to the worst performance for the U.S. equity markets since the fourth quarter of 1987.

After two and a half years of market declines, many investors are very negative regarding the future outlook for U.S. equity markets. The news media and many professionals exacerbate this negativity in the investment business. Conventional wisdom at this point in the market cycle is to be as defensive as possible (raise cash, sell stocks, and wait until the economy shows signs of strong growth before investing in equities). We believe following conventional wisdom most often results in mediocrity at best and financial failure at worst. In the beginning of the year 2000, it would have led to being 100% invested in technology stocks. Today it would lead to 100% cash reserves.

We believe the U.S.  economy will likely grow more rapidly in the months to come
- the gains would result from the rebuilding of inventories, continued consumer buying, a pick-up in the business spending and continued strong money supply growth.

We believe the potential war with Iraq will likely be short in duration. In addition, we feel the self-correcting nature of our system will cure the excessive greed of those few corporate officials who could be tempted to break the rules.

Sincerely,


/s/ G. Andrew Bjurman                        /s/ O. Thomas Barry, III

G. Andrew Bjurman, CFA, CIC                  O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager           Co-President and Portfolio Manager

THE BJURMAN,BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                             BJURMAN, BARRY   BJURMAN, BARRY
                                                                MICRO-CAP         ALL CAP
                                                               GROWTH FUND      GROWTH FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ...................................    $279,831,653     $  9,246,909
                                                              ============     ============

   At value ..............................................    $299,461,334     $  9,676,285
Dividends receivable .....................................          48,279              235
Receivable for securities sold ...........................       1,885,414          377,953
Receivable for capital shares sold .......................       2,012,752            1,000
Receivable from Adviser ..................................              --           28,832
Other assets .............................................          21,785           14,378
                                                              ------------     ------------
   TOTAL ASSETS ..........................................     303,429,564       10,098,683
                                                              ------------     ------------

LIABILITIES
Payable for securities purchased .........................       2,124,983          355,015
Payable for capital shares redeemed ......................       3,486,899           24,558
Payable to Adviser .......................................         135,182               --
Payable to affiliates ....................................          36,273            5,164
Other accrued expenses and liabilities ...................         411,023           26,530
                                                              ------------     ------------
   TOTAL LIABILITIES .....................................       6,194,360          411,267
                                                              ------------     ------------

NET ASSETS ...............................................    $297,235,204     $  9,687,416
                                                              ============     ============

NET ASSETS CONSIST OF
Paid-in capital ..........................................    $307,716,371     $ 12,984,484
Accumulated net investment loss ..........................      (2,137,001)        (110,736)
Accumulated net realized losses from security transactions     (27,973,847)      (3,615,708)
Net unrealized appreciation on investments ...............      19,629,681          429,376
                                                              ------------     ------------
   NET ASSETS ............................................    $297,235,204     $  9,687,416
                                                              ============     ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ............      15,164,572        1,306,945
                                                              ============     ============

Net asset value, offering price and redemption
   price per share .......................................    $      19.60     $       7.41
                                                              ============     ============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                             BJURMAN, BARRY   BJURMAN, BARRY
                                                                MICRO-CAP         ALL CAP
                                                               GROWTH FUND      GROWTH FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .............................................    $    535,527     $      7,893
                                                              ------------     ------------
EXPENSES
         INVESTMENT ADVISORY FEES ........................       1,487,328           59,425
   Distribution expense ..................................         371,831           14,856
   Administration fees ...................................         158,133           10,582
   Custodian fees ........................................          38,740            9,394
   Accounting services fees ..............................          32,268           15,037
   Professional fees .....................................          35,314            9,414
   Transfer agent fees ...................................          31,633           12,030
   Registration fees .....................................          21,534           12,975
   Postage and supplies ..................................          21,843            6,458
   Shareholder reports ...................................          12,302            4,541
   Trustees' fees and expenses ...........................           3,414            2,746
   Underwriting fees .....................................           1,504            1,504
   Other expenses ........................................         456,684            5,281
                                                              ------------     ------------
TOTAL EXPENSES ...........................................       2,672,528          164,243
   Fees waived by the Adviser ............................              --          (45,614)
                                                              ------------     ------------
NET EXPENSES .............................................       2,672,528          118,629
                                                              ------------     ------------

NET INVESTMENT LOSS ......................................      (2,137,001)        (110,736)
                                                              ------------     ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ........      (8,496,789)      (1,896,072)
   Net change in unrealized appreciation/depreciation
     on investments ......................................     (61,700,863)      (1,426,048)
                                                              ------------     ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ........     (70,197,652)      (3,322,120)
                                                              ------------     ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...............    $(72,334,653)    $ (3,432,856)
                                                              ------------     ------------

See accompanying notes to financial statements.

THE BJURMAN,BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                                                             BJURMAN, BARRY
                                                           BJURMAN, BARRY                        ALL CAP
                                                        MICRO-CAP GROWTH FUND                  GROWTH FUND
                                                    ----------------------------------------------------------------
                                                     SIX MONTHS                        SIX MONTHS
                                                       ENDED             YEAR             ENDED           PERIOD
                                                    SEPTEMBER 30,       ENDED         SEPTEMBER 30,       ENDED
                                                        2002           MARCH 31,          2002           MARCH 31,
                                                     (UNAUDITED)         2002          (UNAUDITED)        2002(A)
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss .........................    $ (2,137,001)    $ (3,871,006)    $   (110,736)    $   (178,083)
   Net realized losses from security transactions     (8,496,789)      (2,600,334)      (1,896,072)      (1,719,636)
   Net change in unrealized appreciation/
      depreciation on investments ..............     (61,700,863)      72,486,332       (1,426,048)       1,855,424
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
  from operations ..............................     (72,334,653)      66,014,992       (3,432,856)         (42,295)
                                                    ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...................     165,250,867      366,238,416        3,229,076       34,326,611
   Payments for shares redeemed ................     (94,807,559)    (300,132,211)      (4,560,283)     (19,832,837)
                                                    ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
   from capital share transactions .............      70,443,308       66,106,205       (1,331,207)      14,493,774
                                                    ------------     ------------     ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........      (1,891,345)     132,121,197       (4,764,063)      14,451,479

NET ASSETS
   Beginning of period .........................     299,126,549      167,005,352       14,451,479               --
                                                    ------------     ------------     ------------     ------------
   End of period ...............................    $297,235,204     $299,126,549     $  9,687,416     $ 14,451,479
                                                    ============     ============     ============     ============

CAPITAL SHARE ACTIVITY
   Shares sold .................................      12,616,186        8,144,604          356,146        3,487,445
   Shares redeemed .............................      (3,449,163)      (6,571,031)        (510,342)      (2,026,304)
                                                    ------------     ------------     ------------     ------------
   Net increase (decrease) in shares outstanding       9,167,023        1,573,573         (154,196)       1,461,141
   Shares outstanding, beginning of period .....       5,997,549        4,423,976        1,461,141               --
                                                    ------------     ------------     ------------     ------------
   Shares outstanding, end of period ...........      15,164,572        5,997,549        1,306,945        1,461,141
                                                    ============     ============     ============     ============

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
                                              SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(A)
----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED            YEAR         YEAR         YEAR            YEAR            YEAR
                                            SEPT. 30,         ENDED        ENDED        ENDED           ENDED           ENDED
                                              2002          MARCH 31,    MARCH 31,    MARCH 31,       MARCH 31,       MARCH 31,
                                           (UNAUDITED)        2002         2001         2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $  24.94        $  18.87     $  20.36     $   9.18        $  10.21        $   6.00
                                            --------        --------     --------     --------        --------        --------

Income (loss) from investment operations:
   Net investment loss ..................      (0.14)          (0.32)       (0.10)       (0.21)          (0.13)          (0.05)
   Net realized and unrealized gains
     (losses) on investments ............      (5.20)           6.39        (0.05)       11.58           (0.90)           4.26
                                            --------        --------     --------     --------        --------        --------
Total from investment operations ........      (5.34)           6.07        (0.15)       11.37           (1.03)           4.21
                                            --------        --------     --------     --------        --------        --------

Less distributions:
   Distributions from net realized gains          --              --        (1.34)       (0.19)             --              --
                                            --------        --------     --------     --------        --------        --------

Net asset value at end of period ........   $  19.60        $  24.94     $  18.87     $  20.36        $   9.18        $  10.21
                                            ========        ========     ========     ========        ========        ========

Total return ............................     (21.40%)(B)      32.11%       (0.65%)     124.64%         (10.09%)         70.17%
                                            ========        ========     ========     ========        ========        ========

Net assets at end of period (000's) .....   $297,235        $299,127     $167,005     $ 23,055        $  9,364        $  6,507
                                            ========        ========     ========     ========        ========        ========

Ratio of net expenses to
   average net assets ...................       1.80%(C)        1.80%        1.80%        1.80%           1.80%           1.80%

Ratio of total expenses to
   average net assets(D) ................       1.80%(C)        1.80%        1.80%        3.10%(E)        4.82%(E)       14.28%(E)

Ratio of net investment loss to
   average net assets ...................      (1.44%)(C)      (1.40%)      (1.05%)      (1.65%)         (1.58%)         (1.41%)

Portfolio turnover rate .................         55%(C)         105%         159%         337%            234%            110%

(A) All per share data for all periods has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002 and paid on June 27, 2002 to shareholders of record on June 26, 2002.

(B)  Not annualized.

(C)  Annualized.

(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

(E) Ratios have been restated by 0.93%, 0.42% and 0.36% for the years ended March 31, 1998, 1999 and 2000, respectively, due to legal fees incurred but previously unrecorded by the Fund.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED          PERIOD
                                            SEPT. 30,         ENDED
                                              2002          MARCH 31,
                                           (UNAUDITED)       2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   9.89        $  10.00
                                            --------        --------

Income (loss) from investment operations:
   Net investment loss ..................      (0.08)          (0.13)
   Net realized and unrealized gains
     (losses) on investments ............      (2.40)           0.02
                                            --------        --------
Total from investment operations ........      (2.48)          (0.11)
                                            --------        --------

Net asset value at end of period ........   $   7.41        $   9.89
                                            ========        ========

Total return(B) .........................     (25.08%)         (1.10%)
                                            ========        ========

Net assets at end of period (000's) .....   $  9,687        $ 14,451
                                            ========        ========

Ratio of net expenses to average
  net assets(C) .........................       2.00%           2.00%

Ratio of total expenses to average net
  assets(C)(D) ..........................       2.77%           3.00%

Ratio of net investment loss to average
  net assets(C) .........................      (1.87%)         (1.79%)

Portfolio turnover rate(C) ..............        191%            197%

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

(B)  Not annualized.

(C)  Annualized.

(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN,BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS-- 99.2%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS**-- 1.3%
   141,600   Culp, Inc.* ........................................  $  1,203,600
   105,000   Lydall, Inc.* ......................................     1,239,000
   122,300   The Andersons, Inc. ................................     1,553,210
                                                                   ------------
                                                                      3,995,810
                                                                   ------------

             COMMERCIAL/INDUSTRIAL SERVICES**-- 9.8%
   201,600   Aviall, Inc.* ......................................     2,054,304
   176,550   Cantel Medical Corp.* ..............................     1,783,155
    68,800   EPIQ Systems, Inc.* ................................     1,215,008
    98,400   Fidelity National Information Solutions, Inc.* .....     1,504,536
   150,000   FTI Consulting, Inc.* ..............................     5,964,000
    63,200   ICT Group, Inc. ....................................     1,279,800
    67,300   ICTS International N.V .............................       461,005
   172,422   Magal Security Systems Ltd. ........................     1,069,016
    60,600   Matrix Service Company* ............................       424,200
   147,400   Pegasystems, Inc.* .................................       804,804
   200,000   Right Management Consultants, Inc. .................     4,928,000
   179,450   TRC Companies, Inc.* ...............................     3,077,568
   151,900   Willbros Group, Inc.* ..............................     1,576,722
   150,100   World Fuel Services Corp. ..........................     2,896,930
                                                                   ------------
                                                                     29,039,048
                                                                   ------------

             CONSUMER DURABLES**-- 5.9%
   100,000   Action Performance Companies, Inc.* ................     2,570,000
    75,000   Dominion Homes, Inc.* ..............................     1,162,500
   207,600   Keystone Automotive Industries, Inc.* ..............     3,425,400
    81,500   Orleans Homebuilders, Inc.* ........................       623,475
   257,600   Racing Champions Corp.* ............................     4,209,184
   297,900   Scientfic Games Corp. - Class A* ...................     1,996,228
   348,600   TBC Corp.* .........................................     3,614,982
                                                                   ------------
                                                                     17,601,769
                                                                   ------------

             CONSUMER NON-DURABLES**-- 3.0%
    74,500   Cherokee, Inc.* ....................................     1,201,685
    63,600   Del Laboratories, Inc.* ............................     1,149,888
   168,800   Horizon Organic Holding Corp.* .....................     2,633,280
    43,600   J & J Snack Foods Corp.* ...........................     1,606,660
   140,400   Nutraceutical International Corp.* .................     1,130,220
    89,700   Peet's Coffee & Tea, Inc.* .........................     1,148,160
                                                                   ------------
                                                                      8,869,893
                                                                   ------------

             CONSUMER SERVICES**-- 10.1%
   305,000   Alliance Gaming Corp.* .............................     4,715,300
   249,400   eUniverse, Inc.* ...................................       730,742
   188,200   iDine Rewards Network, Inc.* .......................     1,740,850
   237,900   Landry's Restaurants, Inc. .........................     5,374,161
   148,000   P.F. Chang's China Bistro* .........................     4,296,440
   180,000   Panera Bread Company - Class A* ....................     4,860,000
   162,200   Penn National Gaming, Inc.* ........................     3,062,336

THE BJURMAN,BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS-- 99.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             CONSUMER SERVICES**-- 10.1% (Continued)
   202,700   Shuffle Master, Inc.* ..............................  $  3,772,247
   186,577   Total Entertainment Restaurant Corp.* ..............     1,520,603
                                                                   ------------
                                                                     30,072,679
                                                                   ------------

             ELECTRONIC TECHNOLOGY**-- 19.5%
    69,500   ADE Corp.* .........................................       292,595
   137,100   Allied Research Corp.* .............................     2,810,550
   100,000   CACI International, Inc.- Class A* .................     3,545,000
    67,700   ChipMOS Technologies (Bermuda), Ltd.* ..............       169,250
   475,900   Cray, Inc.* ........................................     1,879,805
   216,000   DocuCorp International, Inc.* ......................     2,337,120
   175,000   Drexler Technology Corp.* ..........................     2,544,500
   114,300   DRS Technologies, Inc.* ............................     4,254,246
   167,300   EDO Corp. ..........................................     3,749,193
   100,000   Engineered Support Systems, Inc. ...................     5,704,000
   100,800   Herley Industries, Inc.* ...........................     1,871,856
    53,300   ImageWare Systems, Inc.* ...........................        95,940
   106,500   InVision Technologies, Inc.* .......................     3,409,065
   161,700   j2 Global Communications, Inc.* ....................     3,216,213
    98,600   M-Systems Flash Disk Pioneers Ltd.* ................       616,250
   353,600   Neoware Systems, Inc.* .............................     4,968,080
   223,600   OSI Systems, Inc.* .................................     3,869,398
   185,800   Paravat, Inc.* .....................................       654,202
   159,500   Pervasive Software, Inc.* ..........................       459,360
   105,000   SafeNet, Inc.* .....................................     1,705,200
   144,600   ScanSoft, Inc.* ....................................       477,180
    75,100   Sensytech, Inc. ....................................       676,651
   235,000   SS&C Technologies, Inc.* ...........................     1,868,250
    94,300   Standard Microsystems Corp.* .......................     1,440,998
   105,000   Sypris Solutions, Inc.* ............................     1,139,250
    35,000   TechTeam Global, Inc.* .............................       239,750
   149,900   Tier Technologies, Inc.* ...........................     2,836,108
    89,500   Virage Logic Corp.* ................................       843,985
    99,200   Zygo Corp.* ........................................       420,608
                                                                   ------------
                                                                     58,094,603
                                                                   ------------

             ENERGY**-- 0.3%
    62,000   Gulf Island Fabrication, Inc.* .....................       729,120
    75,000   Pioneer Drilling Company* ..........................       213,750
                                                                   ------------
                                                                        942,870
                                                                   ------------

             FINANCE**-- 9.0%
   116,000   Amercian National Financial, Inc. ..................     1,462,876
    34,600   Bank of the Ozarks, Inc. ...........................       792,340
    89,400   Boston Private Financial Holdings, Inc. ............     1,904,220
    39,900   Capital Crossing Bank* .............................       875,805
   165,500   CCC Information Services* ..........................     2,163,085
    50,600   Connecticut Bancshares, Inc. .......................     1,873,718
    65,200   First Community Bancorp ............................     1,886,888
   143,000   First Sentinel Bancorp, Inc. .......................     1,934,790

THE BJURMAN,BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS-- 99.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCE**-- 9.0% (Continued)
    49,000   Glacier Bancorp, Inc. ..............................  $  1,116,220
    75,600   LendingTree, Inc* ..................................     1,114,344
   102,200   Port Financial Corp. ...............................     4,089,022
    49,100   Rome Bancorp, Inc. .................................     1,225,045
   163,700   Scottish Annuity & Life Hldg .......................     2,791,085
    46,800   Security Financial Bancorp* ........................       940,680
    86,600   Sovran Self Storage, Inc. ..........................     2,634,372
                                                                   ------------
                                                                     26,804,490
                                                                   ------------

             HEALTH CARE**-- 27.1%
   102,000   Advanced Neuromodulation Systems, Inc.* ............     3,394,560
   100,000   Air Methods Corp.* .................................       615,000
    75,000   Amercian Healthways, Inc.* .........................     1,212,750
   110,000   Amercian Medical Security Group, Inc.* .............     1,555,400
    82,700   America Service Group, Inc.* .......................       908,873
   104,100   American Science & Engineering, Inc.* ..............       995,196
    47,800   Atrion Corp.* ......................................       886,212
   137,500   BioLase Technology, Inc.* ..........................       549,863
    37,000   BioReliance Corp.* .................................       770,340
   130,000   Bradley Pharmaceuticals, Inc.* .....................     1,138,800
   134,000   Chattam, Inc.* .....................................     5,471,219
   177,600   Computer Programs & Systems, Inc.* .................     3,797,088
   136,000   D & K Healthcare Resources, Inc. ...................     1,217,200
   210,900   eResearch Technology, Inc.* ........................     3,891,105
    41,600   Exactech, Inc.* ....................................       724,672
   170,400   Hanger Orthopedic Group, Inc.* .....................     2,709,360
   210,000   Healthcare Services Group, Inc.* ...................     2,864,400
   100,200   HealthTronics Surgical Services, Inc.* .............       838,674
   100,000   Hi-Tech Pharmacal Co., Inc.* .......................     1,327,000
     9,500   Horizon Health Corp.* ..............................       100,700
   148,800   ICU Medical, Inc.* .................................     5,434,175
   235,100   Immucor, Inc.* .....................................     3,820,375
    84,500   LabOne, Inc.* ......................................     1,365,520
   157,500   Medical Action Industries, Inc.* ...................     1,868,108
    63,400   Mediware Information Systems, Inc.* ................       486,912
   203,900   Merge Technologies, Inc.* ..........................       842,107
   116,200   Meridian Medical Technologies, Inc.* ...............     4,177,389
   170,000   Merit Medical Systems, Inc.* .......................     3,282,700
   162,500   MIM Corp.* .........................................     1,535,625
    69,500   National Dentex Corp.* .............................     1,257,255
   193,900   Neogen Corp.* ......................................     2,588,565
   151,250   Option Care, Inc.* .................................     1,338,563
   203,400   Prime Medical Services, Inc.* ......................     1,879,213
   208,800   Quality Systems, Inc.* .............................     3,528,720
   350,000   U.S. Physical Therapy, Inc.* .......................     3,692,500
   464,000   VitalWorks, Inc.* ..................................     3,373,280
    74,900   Young Innovations, Inc.* ...........................     2,008,818
    98,600   Zoll Medical Corp.* ................................     2,997,440
                                                                   ------------
                                                                     80,445,677
                                                                   ------------

THE BJURMAN,BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS-- 99.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             PRODUCER MANUFACTURING**-- 4.6%
   125,600   CIRCOR International, Inc. .........................  $  1,683,040
    38,800   Craftmade International, Inc. ......................       514,100
   130,800   Intermet Corp. .....................................       629,148
    80,100   Met-Pro Corp. ......................................     1,093,365
   130,000   Nam Tai Electronics, Inc. ..........................     2,301,000
   119,000   Noble International Ltd. ...........................     1,312,570
   100,000   Osmonics, Inc.* ....................................     1,190,000
    78,500   Spartan Motors, Inc. ...............................       887,050
   232,700   Steel Technologies, Inc. ...........................     3,946,592
                                                                   ------------
                                                                     13,556,865
                                                                   ------------

             RETAIL TRADE**-- 8.3%
    68,305   A.C. Moore Arts & Crafts, Inc.* ....................     1,443,285
   180,600   America's Car-Mart, Inc.* ..........................     2,170,812
   193,900   Blue Rhino Corp.* ..................................     2,964,731
    93,000   Brookstone, Inc.* ..................................     1,143,900
    54,800   Duckwall-ALCO Stores, Inc.* ........................       644,996
   151,000   Garts Sports Company* ..............................     2,849,370
    49,400   Hibbett Sporting Goods, Inc.* ......................     1,025,050
   200,000   Hot Topic, Inc.* ...................................     3,606,000
   102,500   Kirkland's, Inc.* ..................................     1,752,750
    24,300   Mothers Work, Inc.* ................................       924,129
   200,000   Movie Gallery, Inc.* ...............................     3,002,000
    81,900   Sharper Image Corp.* ...............................     1,565,928
    39,000   The Finish Line, Inc. - Class A* ...................       351,780
   159,400   The Sportman's Guide, Inc. .........................     1,083,920
                                                                   ------------
                                                                     24,528,651
                                                                   ------------

             TRANSPORTATION**-- 0.3%
    53,900   P.A.M. Transportation Services, Inc.* ..............     1,028,412
                                                                   ------------

             TOTAL COMMON STOCKS ................................  $294,980,767
                                                                   ------------

             WARRANTS -- 0%
    20,000   OpticNet, Inc. (A) .................................  $         --
       500   Creative Host Services, Inc. (A) ...................            --
                                                                   ------------
             TOTAL WARRANTS .....................................  $         --
                                                                   ------------

             MONEY MARKETS-- 1.5%
 4,480,567   First American Treasury Obligations Fund ...........  $  4,480,567
                                                                   ------------

             TOTAL INVESTMENT SECURITIES-- 100.7%
             (Cost $279,831,653) ................................  $299,461,334

             LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7%) .....    (2,226,130)
                                                                   ------------

             NET ASSETS-- 100.0% ................................  $297,235,204
                                                                   ------------

* Non-income producing security.
** Securities are grouped by sector.
(A)  As of September 30, 2002, these warrants were valued at zero.

See accompanying notes to financial statements.

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS-- 99.5%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS**-- 1.8%
     3,000   Ball Corp. .........................................  $    151,170
       800   Trex Company, Inc.* ................................        21,872
                                                                   ------------
                                                                        173,042
                                                                   ------------

             COMMERCIAL/INDUSTRIAL SERVICES**-- 1.4%
     3,500   FTI Consulting, Inc.* ..............................       139,160
                                                                   ------------

             CONSUMER DURABLES**-- 14.4%
    10,000   Activision, Inc.* ..................................       239,300
     2,350   Electronic Arts, Inc.* .............................       155,006
     2,000   Harley-Davidson, Inc. ..............................        92,900
     3,300   Hovnanian Enterprises, Inc. - Class A* .............       111,540
    10,900   Matthews International Corp. .......................       254,733
     2,900   Polaris Industries, Inc. ...........................       179,800
       800   Take-Two Interactive Software, Inc.* ...............        23,200
     6,400   Thor Industries, Inc. ..............................       222,464
     3,000   Winnebago Industries, Inc. .........................       118,590
                                                                   ------------
                                                                      1,397,533
                                                                   ------------

             CONSUMER NON-DURABLES**-- 4.2%
     3,700   Constellation Brands, Inc. - Class A* ..............        85,470
     8,000   Dean Foods Company* ................................       318,240
                                                                   ------------
                                                                        403,710
                                                                   ------------

             CONSUMER SERVICES**-- 12.3%
     3,000   Apollo Group, Inc. - Class A* ......................       130,584
     5,300   Boyd Gaming Corp.* .................................        98,951
     2,800   Career Education Corp.* ............................       134,422
     6,000   Corinthian Colleges, Inc.* .........................       226,440
     8,000   P.F. Chang's China Bistro, Inc.* ...................       232,240
     8,200   Panera Bread Company - Class A* ....................       221,400
     3,100   Pixar, Inc.* .......................................       149,110
                                                                   ------------
                                                                      1,193,147
                                                                   ------------

             ELECTRONIC TECHNOLOGY**-- 18.0%
     3,525   Alliant Techsystems, Inc.* .........................       244,106
     4,000   CACI International Inc.- Class A* ..................       141,800
     3,500   Cognizant Technology Solutions Corp.* ..............       201,145
     9,300   Cubic Corp. ........................................       158,100
     4,000   Engineered Support Systems, Inc. ...................       228,160
     6,700   Imation Corp.* .....................................       189,811
     2,500   Intuit, Inc.* ......................................       113,825
     6,200   Jabil Circuit, Inc.* ...............................        91,636
       600   L-3 Communications Holdings, Inc.* .................        31,620
     2,900   Lockheed Martin Corp. ..............................       187,543
    10,700   Neoware Systems, Inc.* .............................       150,335
                                                                   ------------
                                                                      1,738,081
                                                                   ------------

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS-- 99.5% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             ENERGY**-- 2.5%
    10,000   Pioneer Natural Resources Company* .................  $    242,500
                                                                   ------------

             FINANCE**-- 2.9%
     2,600   Financial Federal Corp.* ...........................        82,810
     4,300   Hancock Holding Company ............................       202,010
                                                                   ------------
                                                                        284,820
                                                                   ------------

             HEALTH CARE**-- 17.2%
     4,200   Accredo Health, Inc.* ..............................       200,256
     3,800   Analogic Corp. .....................................       159,182
     2,500   Anthem, Inc.* ......................................       162,500
     3,000   Boston Scientific Corp.* ...........................        94,680
     6,500   Eon Labs, Inc.* ....................................       140,270
     7,000   ICU Medical, Inc.* .................................       255,640
    10,901   Merit Medical Systems, Inc.* .......................       210,498
    10,400   Sierra Health Services, Inc.* ......................       186,576
     7,000   United Surgical Partners International, Inc.* ......       154,210
     8,500   VCA Antech, Inc.* ..................................       104,890
                                                                   ------------
                                                                      1,668,702
                                                                   ------------

             PRODUCER MANUFACTURING** -- 6.2%
     2,900   American Woodmark Corp. ............................       147,146
     3,800   AMETEK, Inc. .......................................       110,656
     6,000   Energizer Holdings, Inc.* ..........................       182,400
     3,850   Lear Corp.* ........................................       160,353
                                                                   ------------
                                                                        600,555
                                                                   ------------

             RETAIL TRADE**-- 15.9%
     3,800   Bed Bath & Beyond, Inc.* ...........................       123,766
    12,800   Chico's FAS, Inc.* .................................       203,904
     5,100   Fred's Inc. ........................................       152,276
     4,000   Jo-Ann Stores, Inc. - Class A* .....................       112,160
     5,000   Michaels Stores, Inc.* .............................       228,500
    13,400   PETsMART, Inc.* ....................................       238,654
     2,800   Rent-A-Center, Inc.* ...............................       145,460
    12,300   The Gymboree Corp.* ................................       200,613
     3,100   Whole Foods Market, Inc.* ..........................       132,804
                                                                   ------------
                                                                      1,538,137
                                                                   ------------

             TRANSPORTATION**-- 1.9%
     1,900   FedEx Corp. ........................................        95,133
     1,800   Landstar System, Inc. ..............................        88,245
                                                                   ------------
                                                                        183,378
                                                                   ------------

             UTILITIES**-- 0.8%
    10,000   Nextel Communications, Inc. - Class A* .............        75,500
                                                                   ------------

             TOTAL COMMON STOCKS ................................  $  9,638,265
                                                                   ------------

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             MONEY MARKETS-- 0.4%
    38,020   First American Treasury Obligations Fund ...........  $     38,020
                                                                   ------------

             TOTAL INVESTMENT SECURITIES-- 99.9%
             (Cost $9,246,909) ..................................  $  9,676,285

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.1% .......        11,131
                                                                   ------------

             NET ASSETS-- 100.0% ................................  $  9,687,416
                                                                   ============

* Non-Income producing securities.
** Securities are grouped by sector.
See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Bjurman, Barry Funds (the "Trust"), is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established two separate series: the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund (the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997 and the Bjurman, Barry All Cap Growth Fund commenced operations on June 6, 2001.

The Bjurman,  Barry  Micro-Cap  Growth Fund seeks capital  appreciation  through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry All Cap Growth Fund seeks capital appreciation through investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the periods ended September 30, 2002 and March 31, 2002 were as follows:

--------------------------------------------------------------------------------------
                                       Bjurman, Barry              Bjurman, Barry
                                         Micro-Cap                    All Cap
                                           Growth                      Growth
                                            Fund                        Fund
--------------------------------------------------------------------------------------
                                    Period                      Period
                                    Ended          Year         Ended         Period
                                   Sept. 30,      Ended        Sept. 30,      Ended
                                     2002        March 31,       2002        March 31,
                                  (Unaudited)      2002       (Unaudited)      2002*
--------------------------------------------------------------------------------------
FROM ORDINARY INCOME .........    $       --    $5,428,755    $       --    $       --
From long-term gains .........    $       --    $  804,220    $       --    $       --
                                  ----------    ----------    ----------    ----------
                                  $       --    $6,232,975    $       --    $       --
                                  ==========    ==========    ==========    ==========
--------------------------------------------------------------------------------------

* Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

The following information is computed on a tax basis for each item as of September 30, 2002:

--------------------------------------------------------------------------------
                                            Bjurman, Barry       Bjurman, Barry
                                               Micro-Cap             All Cap
                                                Growth               Growth
                                                 Fund                 Fund
--------------------------------------------------------------------------------
Cost of portfolio investments ........       $ 279,957,673        $   9,246,909
                                             =============        =============
Gross unrealized appreciation ........       $  54,871,893        $     906,927
Gross unrealized depreciation ........         (35,368,232)            (477,551)
Accumulated ordinary loss ............         (13,659,046)          (2,067,597)
Undistributed long-term gains ........           3,025,256               60,789
Post-October losses ..................                  --           (1,083,070)
Capital loss carryforwards ...........         (19,351,038)            (636,566)
                                             -------------        -------------
Total accumulated deficit ............       $ (10,481,167)       $  (3,297,068)
                                             =============        =============
--------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. Post-October losses may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of September 30, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                                        EXPIRES
                                                           AMOUNT       MARCH 31
--------------------------------------------------------------------------------
Bjurman, Barry Micro-Cap Growth Fund ............        $ 2,410,518      2009
                                                          16,940,520      2010
Bjurman, Barry All Cap Growth Fund ..............        $   636,566      2010
--------------------------------------------------------------------------------

These capital loss  carryforwards may be utilized in current and future years to
offset  net  realized   capital  gains,   if  any,  prior  to   distribution  to
shareholders.

On June 19, 2002, a 2 for 1 share split was declared for the Bjurman, Barry Micro-Cap Growth Fund. The 2 for 1 share split was paid on June 27, 2002 to shareholders of record on June 26, 2002.

3.   INVESTMENT TRANSACTIONS

For the six months ended September 30, 2002, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $146,494,796 and $80,826,497, respectively, for the Bjurman, Barry Micro-Cap Growth Fund and $11,455,444 and $12,881,779, respectively, for the Bjurman, Barry All Cap Growth Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit total operating expenses to 1.80% and 2.00% of the Bjurman, Barry Micro-Cap Growth Fund's and the Bjurman, Barry All Cap Growth Fund's average daily net assets, respectively. For the six months ended September 30, 2002, the Adviser waived $45,614 of its investment advisory fees of the Bjurman, Barry All Cap Growth Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial sixth and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee subject to a monthly minimum fee per Fund.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives an annual fee based on the number of shareholder accounts, subject to a monthly minimum fee per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund incurred $371,831 and $14,856, respectively, of distribution fees for the six months ended September 30, 2002.

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18

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                                                                              19